FINANCIAL INSTRUMENTS (Details 3) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Bills receivables	¥ 8,500
Derivative financial liabilities	824
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables
Derivative financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables	8,500
Derivative financial liabilities	824
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables
Derivative financial liabilities